Acquisition of Non-Controlling Interest	12 Months Ended
Dec. 31, 2025
Acquisition of Non-Controlling Interest [Abstract]
ACQUISITION OF NON-CONTROLLING INTEREST

5. ACQUISITION OF NON-CONTROLLING INTEREST

In April 2025, Solar Plus Technology, Inc. made additional capital contribution of $4,000,000 in TOYO Texas.

On November 24, 2025, the Company entered into a share purchase agreement with Solar Plus Technology, Inc., pursuant to which the Company purchased 24.99 Class B units, or 24.99% equity interest in TOYO Solar US in cash consideration of $6,650,000. The transaction was closed on December 4, 2025.

According to ASC 810-10-45-23, the Company’s acquisition of non-controlling interest in TOYO Solar LLC did not represent a business combination because control over TOYO Solar US was obtained prior to the transaction. The transaction was accounted for as equity transactions. Therefore, no gain or loss shall be recognized in consolidated net income or comprehensive income.

On December 4, 2025, the Company recorded the difference between the cash consideration of $6,650,000 and the carrying value of the non-controlling interest of $1,692,083 as a reduction against additional paid-in capital.